CONTRACTUAL COMMITMENTS - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	$ 1,634	$ 1,377
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	238	229
2-5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	664
5+ Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	$ 732	$ 603